Segment Reporting (Details) - Schedule of revenue by major customers by reporting segments - Customer Concentration Risk [Member]		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Revenue Benchmark [Member] | Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	[1]	12.00%	17.00%
Revenue Benchmark [Member] | Customer C [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	[2],[3]
Revenue Benchmark [Member] | Customer H [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	[1],[2]
Revenue Benchmark [Member] | Customer I [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	[1],[2]
Accounts Receivable [Member] | Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	[1]	18.00%	25.00%
Accounts Receivable [Member] | Customer C [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	[3]	13.00%	18.00%
Accounts Receivable [Member] | Customer H [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	[1]	15.00%		[2]
Accounts Receivable [Member] | Customer I [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	[1]	10.00%		[2]

[1]	net sales attributed are reflected in the cannabinoid segments
[2]	denotes less than 10%
[3]	net sales attributed are reflected in the non-cannabinoid segments